Noncontrolling Interests Redeemable interest in property partnerships (narrative) (Details) (Fountain Square [Member], USD $)	0 Months Ended
Oct. 04, 2012
Fountain Square [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Aggregate purchase price	$ 385,000,000
Debt recorded upon consolidation	211,300,000
Ownership Percentage	50.00%
Consideration paid	87,000,000
Ownership Percentage by Parent	50.00%
Future Fixed Price to Acquire Remaining Portion of Joint venture	$ 102,000,000
Fixed Price Option Expiration Date	Jan. 31, 2016